Schedule of Investments

March 31, 2026
(unaudited)
	Shares	Value (a)
Common Stocks — 99.4%
Communication Services — 10.0%
Alphabet Inc. Class A	535,500	$153,988,380
Meta Platforms, Inc. Class A	110,500	63,220,365
Netflix, Inc. (b)	210,520	20,241,498
State Street Communication Services Select Sector SPDR ETF	88,700	9,833,282
Take-Two Interactive Software, Inc. (b)	53,200	10,507,000
TKO Group Holdings, Inc. Class A	88,500	17,846,025
T-Mobile US, Inc.	53,000	11,131,590
		286,768,140
Consumer Discretionary — 10.0%
Airbnb, Inc. Class A (b)	155,000	19,573,400
Amazon.com, Inc. (b)	534,200	111,257,834
Deckers Outdoor Corporation (b)	84,500	8,457,605
Home Depot, Inc.	73,800	24,272,082
McDonald’s Corporation	74,400	23,122,776
O’Reilly Automotive, Inc. (b)	208,500	19,246,635
Tesla, Inc. (b)	128,900	47,918,575
Uber Technologies, Inc. (b)	314,300	22,607,599
Wayfair, Inc. Class A (b)	116,700	8,777,007
		285,233,513
Consumer Staples — 5.2%
Coca-Cola Company	144,000	10,951,200
Costco Wholesale Corporation	13,700	13,651,091
Dollar General Corporation	138,400	16,432,232
PepsiCo, Inc.	176,776	27,451,545
Philip Morris International Inc.	200,135	33,090,321
Procter & Gamble Company	70,249	10,146,765
Walmart Inc.	301,443	37,463,336
		149,186,490
Energy — 4.4%
Adams Natural Resources Fund, Inc. (c)(f)	2,621,907	72,889,015
Chevron Corporation	140,227	29,012,966
Halliburton Company	303,500	11,833,465
Targa Resources Corp.	48,600	12,185,478
		125,920,924

Schedule of Investments (continued)

March 31, 2026
(unaudited)
	Shares	Value (a)
Financials — 12.6%
Bank of America Corp.	932,768	$45,472,440
Berkshire Hathaway Inc. Class B (b)	83,843	40,177,566
Capital One Financial Corporation	90,370	16,486,199
Charles Schwab Corp.	322,800	30,336,744
Everest Group, Ltd.	27,000	8,824,950
Goldman Sachs Group, Inc.	36,500	30,878,635
JPMorgan Chase & Co.	204,863	60,262,500
M&T Bank Corporation	119,900	24,785,728
Mastercard Incorporated Class A	35,062	17,519,079
MSCI Inc. Class A	34,600	18,649,746
Principal Financial Group, Inc.	209,100	18,842,001
State Street Financial Select Sector SPDR ETF	255,200	12,599,224
Visa Inc. Class A	113,261	34,232,005
		359,066,817
Health Care — 9.5%
AbbVie, Inc.	129,400	28,143,206
Biogen Inc. (b)	100,300	18,387,999
Centene Corporation (b)	226,500	7,415,610
CVS Health Corporation	200,700	14,414,274
Eli Lilly and Company	50,768	46,694,883
Gilead Sciences, Inc.	177,100	24,682,427
Johnson & Johnson	102,800	25,128,432
Medtronic plc	192,900	16,714,785
Merck & Co., Inc.	300,200	36,111,058
State Street Health Care Select Sector SPDR ETF	285,000	41,783,850
UnitedHealth Group Incorporated	41,000	11,094,190
		270,570,714
Industrials — 9.1%
Boeing Company (b)	37,700	7,503,431
EMCOR Group, Inc.	21,800	16,095,158
FedEx Corporation	65,500	23,329,790
GE Aerospace	45,700	12,968,289
GE Vernova Inc.	43,300	37,796,570
J.B. Hunt Transport Services, Inc.	107,100	22,694,490
Johnson Controls International plc	137,300	17,979,435
L3Harris Technologies, Inc.	65,400	22,572,810
Lincoln Electric Holdings, Inc.	97,300	24,235,484
PACCAR Inc	174,000	20,097,000
Parker-Hannifin Corporation	27,900	24,977,196
Republic Services, Inc.	68,500	15,002,870
Vertiv Holdings Co. Class A	51,800	12,980,044
		258,232,567

Schedule of Investments (continued)

March 31, 2026
(unaudited)
	Shares	Value (a)
Information Technology — 32.4%
Advanced Micro Devices, Inc. (b)	128,000	$26,039,040
Amphenol Corporation Class A	133,900	16,918,265
Analog Devices, Inc.	79,000	25,133,060
Apple Inc.	767,300	194,733,067
Arista Networks, Inc. (b)	163,764	20,106,944
Broadcom Inc.	262,400	81,215,424
Cisco Systems, Inc.	353,800	27,451,342
Corning Incorporated	36,300	4,935,711
International Business Machines Corporation	61,900	15,003,941
Lam Research Corporation	201,700	43,095,222
Lumentum Holdings, Inc. (b)	3,600	2,529,936
Micron Technology, Inc.	49,800	16,824,432
Microsoft Corporation	408,200	151,103,394
NVIDIA Corporation	1,267,000	220,964,800
Oracle Corporation	74,700	10,989,117
Palantir Technologies Inc. Class A (b)	118,700	17,363,436
Palo Alto Networks, Inc. (b)	116,200	18,629,184
Salesforce, Inc.	65,700	12,264,219
SanDisk Corporation (b)	7,400	4,701,516
Snowflake, Inc. (b)	65,300	9,848,546
Western Digital Corporation	20,500	5,545,045
		925,395,641
Materials — 1.8%
Crown Holdings, Inc.	115,100	11,538,775
Ecolab Inc.	34,500	9,177,690
Freeport-McMoRan, Inc.	275,500	16,193,890
Nucor Corporation	83,200	14,069,120
		50,979,475
Real Estate — 1.9%
CBRE Group, Inc. Class A (b)	94,400	12,787,424
Iron Mountain, Inc.	80,800	8,252,912
Prologis, Inc.	142,000	18,769,560
Public Storage	28,900	7,828,432
Simon Property Group, Inc.	35,900	6,696,427
		54,334,755
Utilities — 2.5%
Ameren Corporation	146,200	16,070,304
Constellation Energy Corporation	21,400	5,975,950
Entergy Corporation	200,100	22,483,236
NextEra Energy, Inc.	259,400	24,093,072
Vistra Corp.	18,900	2,841,237
		71,463,799
Total Common Stocks
(Cost $1,480,850,383)		2,837,152,835

Schedule of Investments (continued)

March 31, 2026
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		$466,000
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 3.70% (e)	16,348,014	16,348,014
Northern Institutional Funds Treasury Portfolio, Premier Class, 3.53% (e)	449,232	449,232
Total Short-Term Investments
(Cost $16,798,036)		16,797,246
Total — 100.0%
(Cost $1,497,798,419)		2,854,416,081
Other Assets Less Liabilities — 0.0%		506,258
Net Assets — 100.0%		$2,854,922,339

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the three months ended March 31, 2026, investments in affilates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)*	2,621,907	—	1,260,615	15,698,263	72,889,015
Total		$—	$1,260,615	$15,698,263	$73,355,015

*
The Fund elected to receive 49,223 shares (cost basis $1,260,594) in lieu of cash for distributions received in 2026. Cost basis at end of period was $43,689,507.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.